Income Taxes (Schedule Of Income Taxes Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income taxes paid	$ 55,827	$ 53,436	$ 44,343